Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of information about defined benefit plans [abstract]
Summary of Employee benefits

Details of employee benefits for the years ended December 31, 2023, 2022 and 2021 are as follows:

	Year ended December 31,
(In thousand Euros)	2023	2022	2021
Wages and salaries	49,228	43,106	20,438
Share-based payments	13,307	32,625	2,455
Social Security	18,701	13,083	6,773
Total	81,236	88,814	29,666

Summary of Personnel Expenses Recognized for Share-based Payment Transactions

Details of the personnel expense recognized for share-based payment transactions are as follows:

	Year ended December 31,
(In thousand Euros)	2023	2022	2021
Management stock option plan	2,915	14,377	2,382
Employee stock option plan	—	—	73
Founder Stock options plan	—	8,195	—
RSU Employees	11,289	6,862	—
Performance based earn out in shares and RSU's management Ares	647	531	—
Performance based earn out in shares and RSU's management COIL	(744)	1,769	—
RSU Management	1,508	3,103	—
ESPP	265
Capitalization of share-based payment transactions in intangible assets	(2,573)	(2,212)	—
Total	13,307	32,625	2,455

Summary of Movements in Stock Options Until The Transaction Date

The following table illustrates the movements in stock options at December 31, excluding earn out payments in shares for the business combinations in 2022 (see note 6):

Number of warrants	ESOP	MSOP	Founders	RSU Employees	RSU Management	RSU Coil & Ares	Total
At December 31, 2022	1,285,619	6,238,316	1,033,609	2,027,765	2,000,000	496,019	13,081,328
Granted	—	38,610	—	2,425,280	—	—	2,463,890
Exercised	(375,237)	(3,271,405)	(20,000)	(944,298)	(249,999)	(145,404)	(5,006,343)
Cancelled	—	(1,654)	—	(523,945)	(291,667)	—	(817,266)
At December 31, 2023	910,382	3,003,867	1,013,609	2,984,802	1,458,334	350,615	9,721,609

Number of warrants	ESOP	MSOP	Founders	RSU Employees	RSU Management	RSU Coil & Ares	Total
At December 31, 2021	1,584,192	7,253,823	—	—	—	—	8,838,015
Granted	—	33,000	1,033,609	2,198,289	2,000,000	496,019	5,760,917
Exercised	(298,573)	(927,410)	—	(12,800)	—	—	(1,238,783)
Cancelled	—	(121,097)	—	(157,724)	—	—	(278,821)
At December 31, 2022	1,285,619	6,238,316	1,033,609	2,027,765	2,000,000	496,019	13,081,328

Number of warrants	ESOP	MSOP
At December 31, 2020	1,999,660	3,052,471
Granted	—	4,201,352
Exercised	—	—
Cancelled	(415,468)	—
At December 31, 2021	1,584,192	7,253,823

Summary Of Number Of Exercisable Options

The number of exercisable options at December, 31:

Number of exercisable options	2023	2022	2021
ESOP	910,382	1,285,619	1,584,192
MSOP	2,729,650	4,873,644	3,463,263
Founders	1,013,609	258,402	—
RSU	—	—	—
Total	4,653,641	6,417,665	5,047,455

Summary of Weighted Average Exercise Price For Both Share-based Payment Plans

The weighted average fair value and exercise price for each plan is calculated as follows, excluding earn out payments in shares for the business combinations in 2022 (see note 6):

	Units			Exercise price			Average fair value			Remaining
	2023	2022	2021	2023	2022	2021	2023	2022	2021	contractual life
Management stock option plan	3,003,867	6,238,316	7,253,823	0.0021	0.0021	0.0021	2.91	3.10	0.57	2024
Employee stock option plan	910,382	1,285,619	1,584,192	—	—	—	0.88	0.85	0.85	All options are vested
Founder Stock options plan	1,013,609	1,033,609	—	1.93	1.93	—	7.93	7.93	—	All options are vested
RSU Employees	2,984,802	2,027,765	—	—	—	—	1.55	9.32	—	All options are vested
RSU Coil & Ares	350,615	496,019	—	—	—	—	9.43	9.43	—	2024
RSU Management	1,458,334	2,000,000	—	—	—	—	2.81	2.81	—	2024-2029
	9,721,609	13,081,328	8,838,015